CHAPMAN AND CUTLER LLP
                     111 WEST MONROE STREET
                     CHICAGO, ILLINOIS 60603



                         March 12, 2009



Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Attn:  Vincent DiStefano

     Re:                       FT 1991
     60/40 Strategic Allocation Port. 2Q '09 - Term 7/14/10
     75/25 Strategic Allocation Port. 2Q '09 - Term 7/14/10
                         (the "Trusts")

Dear Mr. DiStefano:

     Included herewith please find a copy of Amendment No. 1 to the Registration Statement for the above referenced unit investment trusts as filed with the Securities and Exchange Commission (the "Commission") on March 12, 2009. First Trust
Portfolios  L.P.  ("First  Trust"  or  "Sponsor")  will  act   as
depositor and sponsor of the Trusts. The Trusts will invest in portfolios of common stocks and exchange-traded funds ("ETFs"). As certain of the ETFs in which the Trusts will invest are structured as open-end management investment companies, the Trusts are not eligible to go automatically effective in reliance on Rule 487 under the Securities Act of 1933, as amended (the "Securities Act"). A recent example of a similar unit investment trust, which has included ETFs in its portfolio is FT 1977 (File No. 333-157006), declared effective by the Commission on March 10, 2009.

     The purpose of this Amendment is to update the prospectus.

        We  are  advised  that First Trust  proposes  to  deposit
securities and to activate the subject Trusts on or about April 15, 2009, or shortly thereafter, depending on market
conditions.    An  appropriate  amendment  to  the   Registration
Statement to reflect such deposit will be promptly filed with the Commission at that time, accompanied by the request of First Trust that the Registration Statement filed under the Securities Act be made effective. Based upon the foregoing, as specified in
Securities   Act  Release  No.  6510,  we  respectfully   request
selective review of the inclusion in the Trusts of the ETFs by the staff of the Commission and ask that the Trusts be granted effectiveness by the staff as early as possible on April 15, 2009.

     Inasmuch as the Trusts are not yet operative, no filings have been required under any of the acts administered by the Securities and Exchange Commission. Therefore, for purposes of Securities Act Release No. 5196, there are no delinquencies to be reported or other references to be made to filings under the 1934 Act.

     No notification of registration or Registration Statement under the Investment Company Act of 1940 is currently being submitted to the Commission, as the filings under the 1940 Act (file No. 811-05903) are intended to apply not only to that series of the fund, but to all "subsequent series" as well.

     In the event that there are any questions in respect hereto, or if there is any way in which we can be of assistance, please do not hesitate to telephone either the undersigned at (312/845-
3017) or Eric F. Fess at (312/845-3781).

                                    Very truly yours,

                                    CHAPMAN AND CUTLER LLP



                                    By /s/ Brian D. Free
                                      -------------------
                                         Brian D. Free

cc:  Eric F. Fess
     W. Scott Jardine

Enclosure